Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Warrant liabilities		¥ 87,279
Convertible loans	¥ 10,076,081	14,336,844
Total	10,076,081	14,424,123
Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant liabilities
Convertible loans
Total
Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant liabilities
Convertible loans
Total
Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities
Warrant liabilities		87,279
Convertible loans	10,076,081	14,336,844
Total	¥ 10,076,081	¥ 14,424,123